Related party transactions and Directors' remuneration - Disclosure required by the Companies Act 2006 (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Aggregate emoluments	£ 9.8	£ 9.3	£ 8.2
Amounts paid under LTIPs	0.0	0.4	1.2
Total directors expense in accordance with companies act 2006	9.8	9.7	9.4
Director | Deferred Share Value Plan and Share Value Plan
Disclosure of transactions between related parties [line items]
Aggregate emoluments	£ 1.5	£ 2.3	£ 1.4